Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ (6,446)	$ 58,167
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	15,262	(33,159)
Currency translation differences	(27,901)	(18,884)
Tax effect	(4,632)	7,858
Net income/(expense) recognized directly in equity	(17,271)	(44,185)
Cash flow hedges	44,643	43,792
Tax effect	(11,161)	(10,948)
Transfers to income statement	33,482	32,844
Other comprehensive income/(loss)	16,211	(11,341)
Total comprehensive income/(loss) for the period	9,765	46,826
Total comprehensive (income)/loss attributable to non-controlling interests	(8,981)	9,323
Total comprehensive income/(loss) attributable to the Company	$ 784	$ 56,149